Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2017	Mar. 31, 2017
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 1,573	¥ 1,844
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	406	507
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	926	1,020
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 241	¥ 317